FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Current financial assets	¥ 23,980,845	¥ 25,670,806
Non-current financial assets	1,654,457	2,367,924
Total financial assets	25,635,302	28,038,730
OTHER CURRENT LIABILITIES
Current financial liabilities	59,162,276	65,687,722
Non-current financial liabilities	58,555,014	60,397,050
Total financial liabilities	117,717,290	126,084,772
Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	26,684	805
Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	34,707,283	42,286,604
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	8,987,450	10,791,507
Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	15,440,859	12,608,806
Financial liabilities included in other non-current liabilities
OTHER CURRENT LIABILITIES
Non-current financial liabilities	1,036,917	1,153,487
Total financial liabilities	1,036,917	1,153,487
Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	57,518,097	59,243,563
Held for trading
OTHER CURRENT LIABILITIES
Current financial liabilities	26,684	805
Total financial liabilities	26,684	805
Held for trading | Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	26,684	805
Financial liabilities at amortized cost
OTHER CURRENT LIABILITIES
Current financial liabilities	59,135,592	65,686,917
Non-current financial liabilities	58,555,014	60,397,050
Total financial liabilities	117,690,606	126,083,967
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	34,707,283	42,286,604
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	8,987,450	10,791,507
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	15,440,859	12,608,806
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT LIABILITIES
Non-current financial liabilities	1,036,917	1,153,487
Financial liabilities at amortized cost | Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	57,518,097	59,243,563
Trade receivables
OTHER CURRENT ASSETS
Current financial assets	4,746,995	4,574,581
Notes receivables
OTHER CURRENT ASSETS
Current financial assets	4,546,223	2,844,637
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	17,311	3,503,175
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,056,037	1,305,781
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	9,631,152	7,778,853
Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	3,983,127	5,663,779
Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	1,526,703	2,239,251
Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	127,754	128,673
Total financial assets	127,754	128,673
Held for trading
OTHER CURRENT ASSETS
Current financial assets	17,311	3,503,175
Total financial assets	17,311	3,503,175
Held for trading | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	17,311	3,503,175
At amortized cost
OTHER CURRENT ASSETS
Current financial assets	19,417,311	19,322,994
Non-current financial assets	127,754	128,673
Total financial assets	19,545,065	19,451,667
At amortized cost | Trade receivables
OTHER CURRENT ASSETS
Current financial assets	4,746,995	4,574,581
At amortized cost | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,056,037	1,305,781
At amortized cost | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	9,631,152	7,778,853
At amortized cost | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	3,983,127	5,663,779
At amortized cost | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	127,754	128,673
Equity investments designated at fair value through other comprehensive income
OTHER CURRENT ASSETS
Non-current financial assets	1,526,703	2,239,251
Total financial assets	1,526,703	2,239,251
Equity investments designated at fair value through other comprehensive income | Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	1,526,703	2,239,251
Debt instrument at fair value through other comprehensive income
OTHER CURRENT ASSETS
Current financial assets	4,546,223	2,844,637
Total financial assets	4,546,223	2,844,637
Debt instrument at fair value through other comprehensive income | Notes receivables
OTHER CURRENT ASSETS
Current financial assets	¥ 4,546,223	¥ 2,844,637